AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 93.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	454,071	$4,599,741
(cost $4,590,390)

Short-Term Investment — 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $70,840)	70,840	70,840

TOTAL INVESTMENTS—94.7% (cost $4,661,230)(wa)		4,670,581

Other assets in excess of liabilities(z) — 5.3%		263,481

Net Assets — 100.0%		$4,934,062

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
45	10 Year U.S. Ultra Treasury Notes	Jun. 2024	$5,157,422	$42,737
13	20 Year U.S. Treasury Bonds	Jun. 2024	1,565,688	27,484
				70,221
Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2024	1,226,906	1,737
20	5 Year U.S. Treasury Notes	Jun. 2024	2,140,313	(3,816)
18	10 Year U.S. Treasury Notes	Jun. 2024	1,994,344	(9,696)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	387,000	(8,981)
				(20,756)
				$49,465
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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